Financial Instruments and Management of Financial Risks	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Management of Financial Risks

Note 12 - Financial Instruments and Management of Financial Risks:

A.	Financial risk factors

The Company’s activity exposes it to various financial risks, such as market risks (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management plan focuses on activities to minimize possible negative effects on the Company’s financial performance.

1)	Market risks:

A.	Foreign currency risk

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2022	2021	2022	2021
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash - USD	17,302	72,497	-	-
Investment in Fore - USD	1,600	1,600	-	-
Investment in Cavnox - USD	965	965	-	-
Other receivables - USD	2,899	7,464	-	-

B.	Price risk

The Company has invested in marketable shares listed on a stock exchange (XTL), which are classified as financial assets in respect of which the Group is exposed to risk due to volatility in the security’s price, which is determined based on market prices on the Stock Exchange. The balance of these investments in the financial statements as of December 31, 2022 is NIS 157 thousand.

2)	Credit risk

Cash and cash equivalents:

Credit risk arises in respect of cash and cash equivalents. The Company engaged with banking corporations which have been given minimum independent ratings of AA.

Customer debt:

The terms of customer credit are up to end of month + 90 days. The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company evaluates provisions for doubtful debts on a case by case basis. The Company has a factoring agreement in respect of customer debt with a leading bank in Israel and other financing institutions. In accordance with the agreement, as of the reporting date, the Company assigned, through absolute assignment by way of sale, customer debt in the amount of approximately NIS 56 million with an estimate annual interest of 7%.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 12 - Financial Instruments and Management of Financial Risks: (Cont.)

3)	Liquidity risk:

The Company evaluates the risk of cash shortage using monthly budgets.

The following table presents the repayment periods of the Group’s financial liabilities, in accordance with their contractual terms, by undiscounted amounts (including payments in respect of interest):

As of December 31, 2022:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	126,935	99,684	226,619
Trade payables and other payables	174,463	-	174,463
Lease liability (1)	4,349	23,102	27,451
Short term loan from related party (Note 13B)	1,090	-	1,090
	306,837	122,786	429,623

As of December 31, 2021:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	70,561	11,877	82,436
Trade payables and other payables	102,217	-	102,217
Lease liability (1)	3,307	21,371	24,678
Short term loan from related party (Note 13B)	173	1,625	1,798
	176,258	34,872	211,129

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities

(1)	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.

The term of the lease agreements ends between 2025 - 2036, depending on the location.

D.	Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the rate of change in the Consumer Price Index in Israel increased, an increase that continued also in 2022. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The changes in interest rates had some effect on items in the financial statements as the company has loans of NIS 227 million and rise in interest will increase the company’s finance expanses. The changes in Price Index in Israel had minor effect on items in the financial statements.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 12 - Financial Instruments and Management of Financial Risks: (Cont.)

B.	Disclosure of fair value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	48	-	2,565	2,613
Investment in XTL stocks	157	-	-	157
Total assets	205	-	2,565	2,770

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	-	-	2,565	2,565
Investment in XTL stocks	330	-	-	330
Total assets	330	-	2,565	2,895

Financial assets

The Company has investments in investees measured at fair value through profit or loss.

The fair value of the investments in these investees as of December 31, 2022 amounted to a total of NIS 2,770 thousand, in accordance with a valuation which was received from an external valuator (level 3) or quoted marked price (level 1). For additional information see Note 10 above.

In accordance with the valuation of the investment, the fair value of shares was estimated according to the Monte Carlo method. This method is used to model the probability of different outcomes in a process that cannot easily be predicted due to the intervention of random variables.

For details regarding the fair value of the investment in XTL shares, see Note 7 above.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 12 - Financial Instruments and Management of Financial Risks: (Cont.)

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2022	2021
	NIS in thousands

Opening balance	2,565	3,141
Investment (sale) of assets measured at fair value through profit or loss	-	1,246
Loss which was recognized in the statement of income	-	(1,822)
Closing balance	2,565	2,565

C.	Sensitivity analysis to changes in market factors:

The following table specifies the sensitivity to an increase or decrease of 1.5% in the relevant exchange rate. This metric represents the estimate of management regarding reasonably possible changes to the exchange rate. The sensitivity analysis includes current balances of monetary items denominated in foreign currency, and adjusts the translation thereof at the end of the period to a change of 1.5% in foreign currency rates.

Impact of the USD
As of December 31
2022
NIS in thousands

Profit or loss	417

Sensitivity tests and main assumptions

The selected changes to the relevant risk variables, as presented in Note 10, were determined in accordance with the estimates of management regarding reasonably possible changes to those risk variables.

The Company performed sensitivity tests to main market risk factors which could affect the reported operating results or financial position. The sensitivity tests present profit or loss and/or the change in capital (before tax) for each financial instrument in respect of the relevant risk variable which was chosen for it, as of each reporting date. The evaluation of risk factors was performed based on the significance of the exposure of the operating results or financial position in respect of each risk factor, with reference to the functional currency, and assuming that all other variables remain unchanged.

The risk tests in respect of marketable investments for which quoted market prices (stock exchange prices) are available were based on possible changes in those market prices.

Intercure Ltd.

Notes to the Consolidated Financial Statements